Retail | Fidelity Conservative Income Bond Fund
Fund Summary Fund/Class: Fidelity® Conservative Income Bond Fund/Fidelity Conservative Income Bond Fund
Investment Objective
The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Conservative Income Bond Fund Class: Fidelity Conservative Income Bond Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Fidelity Conservative Income Bond Fund Class: Fidelity Conservative Income Bond Fund
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Conservative Income Bond Fund Class: Fidelity Conservative Income Bond Fund
1 year	41
3 years	128

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from March 3, 2011 to August 31, 2011, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. dollar-denominated money market and high quality investment-grade debt securities of all types, and repurchase agreements for those securities.
  Potentially entering into reverse repurchase agreements.
  Investing up to 5% of assets in lower quality investment-grade securities.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital 3-6 Month U.S. Treasury Bill Index.
  Normally maintaining a dollar-weighted average maturity of 0.75 years or less.
  Normally investing in fixed rate securities with a maximum maturity of two years or less and floating rate securities with a maximum maturity of three years or less.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.